Quarterly Report
November 30, 2024
MFS®  Value Fund
EIF-Q1

Portfolio of Investments
11/30/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 8.7%
Boeing Co. (a)	7,102,928	$1,104,079,128
General Dynamics Corp.	4,341,160	1,232,932,851
Honeywell International, Inc.	4,453,600	1,037,377,048
Northrop Grumman Corp.	1,480,684	725,016,921
RTX Corp.	10,168,042	1,238,772,557
		$5,338,178,505
Alcoholic Beverages – 0.9%
Diageo PLC	18,883,317	$566,215,500
Brokerage & Asset Managers – 6.0%
Blackrock, Inc.	749,877	$766,974,196
Citigroup, Inc.	13,297,585	942,399,849
KKR & Co., Inc.	5,448,496	887,396,543
NASDAQ, Inc.	13,365,520	1,109,204,505
		$3,705,975,093
Business Services – 2.9%
Accenture PLC, “A”	3,132,892	$1,135,266,074
Equifax, Inc.	2,383,947	623,545,177
		$1,758,811,251
Cable TV – 0.4%
Comcast Corp., “A”	6,083,807	$262,759,624
Chemicals – 0.4%
PPG Industries, Inc.	1,881,913	$234,053,520
Computer Software - Systems – 0.2%
CDW Corp.	651,612	$114,638,099
Construction – 0.8%
Otis Worldwide Corp.	1,977,333	$203,625,752
Sherwin-Williams Co.	769,541	305,815,594
		$509,441,346
Consumer Products – 2.4%
Kenvue, Inc.	27,864,447	$670,975,884
Kimberly-Clark Corp.	3,129,530	436,100,005
Reckitt Benckiser Group PLC	5,580,274	345,673,137
		$1,452,749,026
Electrical Equipment – 0.4%
W.W. Grainger, Inc.	219,208	$264,220,171
Electronics – 5.7%
Analog Devices, Inc.	5,298,827	$1,155,409,227
KLA Corp.	1,135,383	734,626,863
NXP Semiconductors N.V.	3,049,906	699,556,939
Texas Instruments, Inc.	4,590,873	922,903,199
		$3,512,496,228

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 3.0%
ConocoPhillips	12,224,604	$1,324,413,598
EOG Resources, Inc.	3,891,428	518,571,695
		$1,842,985,293
Energy - Integrated – 3.2%
Chevron Corp.	5,382,173	$871,535,274
Exxon Mobil Corp.	9,459,764	1,115,873,761
		$1,987,409,035
Food & Beverages – 3.2%
Mondelez International, Inc.	9,812,384	$637,314,341
Nestle S.A.	7,006,903	608,548,650
PepsiCo, Inc.	4,346,034	710,359,257
		$1,956,222,248
Gaming & Lodging – 1.4%
Marriott International, Inc., “A”	3,027,712	$875,281,262
Health Maintenance Organizations – 4.4%
Cigna Group	5,789,677	$1,955,752,891
Elevance Health, Inc.	1,820,603	740,912,597
		$2,696,665,488
Insurance – 12.6%
Aon PLC	4,171,579	$1,633,340,042
Chubb Ltd.	3,642,950	1,051,828,953
Marsh & McLennan Cos., Inc.	6,386,728	1,489,576,571
Progressive Corp.	9,274,954	2,493,849,632
Travelers Cos., Inc.	4,183,599	1,113,004,678
		$7,781,599,876
Machinery & Tools – 4.0%
Eaton Corp. PLC	2,158,698	$810,418,403
Illinois Tool Works, Inc.	2,292,129	636,111,640
PACCAR, Inc.	6,293,660	736,358,220
Trane Technologies PLC	681,952	283,842,062
		$2,466,730,325
Major Banks – 8.5%
JPMorgan Chase & Co.	11,753,825	$2,935,165,179
Morgan Stanley	10,364,334	1,364,049,998
PNC Financial Services Group, Inc.	4,321,279	927,865,027
		$5,227,080,204
Medical & Health Technology & Services – 2.8%
McKesson Corp.	2,712,366	$1,704,722,031
Medical Equipment – 1.6%
Abbott Laboratories	6,834,738	$811,761,832
Medtronic PLC	1,965,254	170,073,081
		$981,834,913
Other Banks & Diversified Financials – 2.4%
American Express Co.	4,912,507	$1,496,742,633
Pharmaceuticals – 5.8%
AbbVie, Inc.	4,572,626	$836,470,474
Johnson & Johnson	8,143,685	1,262,352,612
Merck & Co., Inc.	5,697,614	579,105,487

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Pfizer, Inc.	32,736,885	$858,033,756
		$3,535,962,329
Railroad & Shipping – 2.3%
Canadian National Railway Co.	2,529,129	$282,478,418
Union Pacific Corp.	4,612,427	1,128,476,390
		$1,410,954,808
Real Estate - Storage – 1.9%
Prologis, Inc., REIT	8,244,397	$962,780,682
Public Storage, Inc., REIT	653,730	227,530,726
		$1,190,311,408
Specialty Chemicals – 1.4%
Corteva, Inc.	5,485,050	$341,389,512
DuPont de Nemours, Inc.	6,444,728	538,714,814
		$880,104,326
Specialty Stores – 3.1%
Lowe's Cos., Inc.	4,926,388	$1,342,095,883
Target Corp.	4,428,144	585,887,732
		$1,927,983,615
Utilities - Electric Power – 8.8%
American Electric Power Co., Inc.	2,629,772	$262,609,032
Dominion Energy, Inc.	18,021,107	1,058,740,036
Duke Energy Corp.	10,445,128	1,222,602,232
Exelon Corp.	10,460,152	413,803,613
PG&E Corp.	34,775,604	752,196,315
Southern Co.	12,404,402	1,105,604,350
Xcel Energy, Inc.	8,197,649	594,821,412
		$5,410,376,990
Total Common Stocks		$61,092,505,147
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 4.66% (v)	373,280,422	$373,317,750

Other Assets, Less Liabilities – 0.2%		115,794,350
Net Assets – 100.0%		$61,581,617,247
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $373,317,750 and $61,092,505,147, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
11/30/24 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of November 30, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$61,092,505,147	$—	$—	$61,092,505,147
Mutual Funds	373,317,750	—	—	373,317,750
Total	$61,465,822,897	$—	$—	$61,465,822,897
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended November 30, 2024:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$322,981,467	$1,751,663,713	$1,701,317,293	$5,362	$(15,499)	$373,317,750
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$3,314,810	$—